STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 305,169	$ 300,666	$ 325,505
EXPENSES
Charges for mortality and expense risk, and for administration	39,702	40,145	40,843
NET INVESTMENT INCOME	265,467	260,521	284,662
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	74,000	224,793	146,348
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	(60,256)	(11,607)
NET GAIN (LOSS) ON INVESTMENTS	74,000	164,537	134,741
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 339,467	$ 425,058	$ 419,403